Risk management - Wholesale Banking: Forborne portfolio by economic sector (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Forborne assets	€ 12,817	€ 13,089
Percentage of forborne assets concentrated in main economic sectors	68.30%
Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (272)
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	5,934	6,063
Wholesale Banking | Forborne
Disclosure of credit risk exposure [line items]
Forborne assets	5,900	6,100
Increase (decrease) of forborne assets	(129)
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	781	788
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	1,115	1,320
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	214	315
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	810	866
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	211	284
Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	332	138
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	677	510
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	127	145
Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	149	282
Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	668	571
Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	122	133
Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	729	712
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,883	€ 7,026
Percentage of forborne assets	1.30%	1.40%
Retail Banking | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (143)
Retail Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of forborne assets	26.70%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,178	€ 8,047
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,191	3,919
Of which: performing | Wholesale Banking | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	(728)
Of which: performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	424	321
Of which: performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	703	1,254
Of which: performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	83	175
Of which: performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	415	465
Of which: performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	176	254
Of which: performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	183	98
Of which: performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	301	255
Of which: performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	70	74
Of which: performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	21	104
Of which: performing | Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	136	559
Of which: performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	118	72
Of which: performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	561	287
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,987	4,128
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,640	5,042
Of which: non-performing | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	599
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,743	2,144
Of which: non-performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	356	467
Of which: non-performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	412	66
Of which: non-performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	131	139
Of which: non-performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	395	401
Of which: non-performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	34	30
Of which: non-performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	149	40
Of which: non-performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	376	255
Of which: non-performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	58	71
Of which: non-performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	128	178
Of which: non-performing | Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	532	11
Of which: non-performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	5	61
Of which: non-performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	168	425
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,897	€ 2,898